Dividends - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Dividends [Line Items]
Declared and distributed dividends	$ 59,070	[1]	$ 46,401	[1]	$ 34,522	[1]
Percentage of Loan covenant restricting declaring dividends	40.00%

[1]	The Company declared a cash dividend of $0.3, $0.4 and $0.5 per each Class A ordinary share and each Class B ordinary share for the years ended December 31, 2011, 2012 and 2013, respectively.